First Trust SMID Capital Strength ETF Investment Objectives and Goals - First Trust SMID Capital Strength ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust SMID Capital Strength ETF (FSCS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust SMID Capital Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called The SMID Capital Strength Index (the “Index”).